Condensed Statement of Operations - USD ($)	3 Months Ended				6 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2022		Sep. 30, 2021		Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Formation and operating costs	$ 1,118,431		$ 583				$ 29,843	$ 2,859,058	$ 183,619
(Loss) income from operations	(1,118,431)		(583)				(29,843)	(2,859,058)	(183,619)
Other income:
Interest earned on marketable securities held in Trust Account	916,262							1,210,823	1,924
Net loss	$ (202,169)		$ (583)				$ (29,843)	$ (1,648,235)	(181,695)
Seamless Group Inc [Member]
Revenue					$ 25,314,688	$ 30,211,584				$ 57,501,370	$ 61,564,838
Cost of revenue					(17,977,675)	(21,088,410)				(39,604,341)	(45,574,645)
Gross profit					7,337,013	9,123,174				17,897,029	15,990,193
Selling expenses					(45,583)	(86,403)				(112,892)	(45,121)
General and administrative expenses					(8,954,715)	(7,892,251)				(17,744,415)	(16,351,053)
(Loss) income from operations					(1,663,285)	1,144,520				39,722	(405,981)
Other income:
Finance costs, net					(3,992,501)	(2,565,026)				(11,539,349)	(4,652,626)
Other income					2,410,458	2,285,920				2,635,641	2,878,071
Other expenses					(451,484)	(939,391)				(3,267,611)	(1,393,008)
Loss before income tax					(3,696,812)	(73,977)				(12,131,597)	(3,573,544)
Income tax expense					(553,559)	(540,702)				(753,703)	(1,492,497)
Net loss					(4,250,371)	(614,679)				(12,885,300)	(5,066,041)
Net income attributable to non-controlling interests					(422,837)	(1,459,060)				(1,963,899)	(1,658,386)
Net loss attributable to Seamless Group Inc.					$ (4,673,208)	$ (2,073,739)				$ (14,849,199)	$ (6,724,427)
Shares used in loss per share computation, basic and diluted					58,030,000	58,030,000				58,030,000	58,030,000
Loss per share, basic and diluted					$ (0.08)	$ (0.04)				$ (0.26)	$ (0.12)
Other comprehensive loss:
Foreign currency translation adjustments					$ 372,281	$ (209,093)				$ 26,245	$ 90,496
Remeasurement of post-employment benefit obligations											14,009
Total comprehensive loss					(3,878,090)	(823,772)				(12,859,055)	(4,961,536)
Total comprehensive income attributable to non-controlling interests					(413,605)	(1,466,519)				(1,969,901)	(1,719,073)
Total comprehensive loss attributable to Seamless Group Inc.					$ (4,291,695)	$ (2,290,291)				$ (14,828,956)	$ (6,680,609)
Common Class A [Member]
Other income:
Shares used in loss per share computation, basic and diluted	19,999,880							19,999,880	2,550,320
Loss per share, basic and diluted	$ (0.01)							$ (0.06)	$ (0.02)
Common Class B [Member]
Other income:
Shares used in loss per share computation, basic and diluted	5,833,083	[1]	5,072,246	[1]			5,072,246 [1]	5,833,083 [1]	4,838,142
Loss per share, basic and diluted	$ (0.01)						$ (0.01)	$ (0.06)	$ (0.02)

[1]	On September 30, 2021, an aggregate of 5,072,246 founder shares (excluded 760,837 Class B ordinary shares subject to forfeiture to the extent that the underwriter’s over-allotment is not exercised in full or in part) issued and outstanding. Effective on November 18, 2021, the Subscription Agreement was amended and restated to reflect an additional issuance to Sponsor of 801,833 Founder Share by virtue of the upsize of the offering. Hence, an aggregate of 5,833,083 founder shares of Class B ordinary shares issued and outstanding. All shares and associated amounts have been retroactively restated to reflect the upsize of the offering.